S000062452 [Member] Expense Example - AB All China Equity Portfolio	Jun. 30, 2026 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	2,140
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	571
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,461
Expense Example, with Redemption, 10 Years	$ 2,726